Comprehensive Income	12 Months Ended
Jul. 02, 2011
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income
14. COMPREHENSIVE INCOME
     Comprehensive income is net earnings plus certain other items that are recorded directly to shareholders' equity, such as foreign currency translation adjustments, amounts related to cash flow hedging arrangements and certain amounts related to pension and other postretirement plans. The amortization of the cash flow hedge noted in the tables below relates to a cash flow hedge of a forecasted debt issuance which was settled in September 2005 and is being amortized over the life of the related debt. Comprehensive income was $1,372.3 million, $977.7 million and $846.7 million in fiscal 2011, 2010 and 2009, respectively.
     A summary of the components of other comprehensive (loss) income and the related tax effects for each of the years presented is as follows:

	2011
	Before Tax		Net of Tax
	Amount	Tax	Amount
	(In thousands)
Foreign currency translation adjustment	$122,217	$—	$122,217
Amortization of cash flow hedge	696	268	428
Amortization of prior service cost	4,145	1,592	2,553

Amortization of net actuarial loss (gain), net	79,564	30,551	49,013
Amortization of transition obligation	153	60	93
Prior service cost arising in current year	(9,239)	(3,547)	(5,692)
Net actuarial (loss) gain, net arising in current year	83,898	32,217	51,681

Other comprehensive income	$281,434	$61,141	$220,293

	2010
	(53 Weeks)
	Before Tax		Net of Tax
	Amount	Tax	Amount
		(In thousands)
Foreign currency translation adjustment	$49,973	$—	$49,973
Amortization of cash flow hedge	695	267	428
Amortization of prior service cost	4,394	1,687	2,707

Amortization of net actuarial loss (gain), net	40,037	15,373	24,664
Amortization of transition obligation	153	60	93
Net actuarial (loss) gain, net arising in current year	(454,756)	(174,626)	(280,130)

Other comprehensive loss	$(359,504)	$(157,239)	$(202,265)

	2009
	Before Tax		Net of Tax
	Amount	Tax	Amount
		(In thousands)
Foreign currency translation adjustment	$(84,452)	$—	$(84,452)
Amortization of cash flow hedge	694	266	428
Amortization of prior service cost	3,923	1,505	2,418

Amortization of net actuarial loss (gain), net	17,571	6,747	10,824
Amortization of transition obligation	153	60	93
Pension liability assumption	(26,704)	(10,254)	(16,450)
Prior service cost arising in current year	(575)	(221)	(354)
Net actuarial (loss) gain, net arising in current year	(197,604)	(75,879)	(121,725)

Other comprehensive loss	$(286,994)	$(77,776)	$(209,218)

     The following table provides a summary of the changes in accumulated other comprehensive (loss) income for the years presented:

	Pension and
	Other
	Postretirement		Interest Rate
	Benefit Plans,	Foreign Currency	Swap,
	net of tax	Translation	net of tax	Total
		(In thousands)
Balance as of June 28, 2008	$(220,913)	$164,014	$(11,869)	$(68,768)
Foreign currency translation adjustment	—	(84,452)	—	(84,452)
Amortization of cash flow hedge	—	—	428	428
Amortization of prior service cost	2,418	—	—	2,418

Amortization of net actuarial loss (gain), net	10,824	—	—	10,824
Amortization of transition obligation	93	—	—	93
Pension liability assumption	(16,450)	—	—	(16,450)
Prior service cost arising in current year	(354)	—	—	(354)
Net actuarial (loss) gain, net arising in current year	(121,725)	—	—	(121,725)

Balance as of June 27, 2009	(346,107)	79,562	(11,441)	(277,986)
Foreign currency translation adjustment	—	49,973	—	49,973
Amortization of cash flow hedge	—	—	428	428
Amortization of prior service cost	2,707	—	—	2,707

Amortization of net actuarial loss (gain), net	24,664	—	—	24,664
Amortization of transition obligation	93	—	—	93
Net actuarial (loss) gain, net arising in current year	(280,130)	—	—	(280,130)

Balance as of July 3, 2010	(598,773)	129,535	(11,013)	(480,251)
Foreign currency translation adjustment	—	122,217	—	122,217
Amortization of cash flow hedge	—	—	428	428
Amortization of prior service cost	2,553	—	—	2,553

Amortization of net actuarial loss (gain), net	49,013	—	—	49,013
Amortization of transition obligation	93	—	—	93
Prior service cost arising in current year	(5,692)	—	—	(5,692)
Net actuarial (loss) gain, net arising in current year	51,681	—	—	51,681

Balance as of July 2, 2011	$(501,125)	$251,752	$(10,585)	$(259,958)